Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Gross [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	RM 6,794,803		RM 6,436,335
Net trade receivables	16,195,071		12,156,133
Impaired [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	(573,848)		(27,549)
Net trade receivables	(580,425)		(27,549)
Trade receivables [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	6,220,955	$ 1,390,002	6,408,786	$ 1,395,793
Net trade receivables	15,614,646	3,488,917	12,128,584	2,641,529
Current [Member] | Gross [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	9,400,268		5,719,798
Current [Member] | Impaired [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	(6,577)
Current [Member] | Trade receivables [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	9,393,691	2,098,915	5,719,798	1,245,736
1 – 30 days [Member] | Gross [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	2,660,393		3,541,179
1 – 30 days [Member] | Impaired [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	(4,058)
1 – 30 days [Member] | Trade receivables [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	2,656,335	593,528	3,541,179	771,247
31 – 60 days [Member] | Gross [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	1,144,998		497,090
31 – 60 days [Member] | Impaired [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	(4,373)
31 – 60 days [Member] | Trade receivables [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	1,140,625	254,860	497,090	108,263
61 – 90 days [Member] | Gross [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	958,805		576,296
61 – 90 days [Member] | Impaired [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	(3,522)
61 – 90 days [Member] | Trade receivables [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	955,283	213,447	576,296	125,513
More than 90 days [Member] | Gross [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	2,030,607		1,821,770
More than 90 days [Member] | Impaired [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	(561,895)		(27,549)
More than 90 days [Member] | Trade receivables [Member]
Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details) [Line Items]
Trade receivables	RM 1,468,712	$ 328,167	RM 1,794,221	$ 390,770